WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 20.7%	Shares	Value
Invesco S&P 500® Equal Weight ETF	38,299	$ 7,586,265
State Street SPDR S&P Metals & Mining ETF	29,919	3,551,984
VanEck Gold Miners ETF	22,193	2,090,581
Total Exchange-Traded Funds (Cost $11,942,791)		$ 13,228,830

MONEY MARKET FUNDS - 69.7%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (a) (Cost $44,502,528)	44,502,528	$ 44,502,528

Investments at Value - 90.4% (Cost $56,445,319)		$ 57,731,358

Other Assets in Excess of Liabilities - 9.6%		6,160,362

Net Assets - 100.0%		$ 63,891,720

(a)	The rate shown is the 7-day effective yield as of January 31, 2026.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
E-Mini S&P 500® Futures	89	3/20/2026	$ 30,997,588	$ 422,771
Nasdaq 100 E-Mini Futures	30	3/20/2026	15,402,000	200,980
Total Futures Contracts			$ 46,399,588	$ 623,751

The average monthly notional value of futures contracts during the three months ended January 31, 2026 was $45,824,429.